Equity (Schedule of Outstanding Common Shares) (Details) - USD ($) $ in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share capital [Line Items]
Number of shares issued	59,167,584						60,483,447	59,167,584	60,483,447
Treasury Stock Purchased, Shares								4,318,320	145,917
Number of shares outstanding	59,200,000						60,500,000	59,200,000	60,500,000	60,600,000
Issued capital	$ 59						$ 60	$ 59	$ 60	$ 61
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.			Jul. 01, 2019			Jan. 01, 2019	Dec. 01, 2018
Number of shares issued			1,500,000			1,500,000	100,000		100,000
Number of shares outstanding			60,500,000			62,000,000	60,700,000		60,700,000
Issued capital			$ 60			$ 62	$ 61		$ 61
Buyback program [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.	Dec. 01, 2019	Sep. 01, 2019		Jun. 01, 2019	Mar. 01, 2019		Dec. 01, 2018
Treasury Stock Purchased, Shares	100,000	1,200,000		2,300,000	700,000		200,000
Number of shares outstanding	59,200,000	59,300,000		59,000,000	61,300,000		60,500,000	59,200,000	60,500,000
Issued capital	$ 59	$ 59		$ 59	$ 61		$ 60	$ 59	$ 60